FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

or fiscal year ending: 12/31/98 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a ?* ? after the item number should be completed only if the answer has changed from the previous filing on this form.




1.   A.  Registrant Name: The Variable Annuity Life
Insurance
Company - Separate Account A

B.  File Number: 811-

3240

C.  Telephone Number:

(713) 831-5301 2.   A.

Street: 2929 Allen

Parkway

B.  City: Houston   C.  State: TX       D.  Zip Code:
77019 Zip Ext:


E.  Foreign Country:                         Foreign
Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)
N

4.   Is this the last filing on this form by
Registrant?  (Y/N)
N

5.   Is Registrant a small business investment company
(SBIC)?
(Y/N)               N
[If answer is ?Y? (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?
(Y/N)
Y
[If answer is ?Y? (Yes) complete only items 111 through 132.]



For period ending   12-31-98
File number 811-3240

Unit Investment Trusts
111.* A. Depositor Name:
B. * File Number (if any):
C. *  City:             State:             Zip Code:
77019     Zip Ext.:
* Foreign Counrty:                      Foreign Postal
Code:

112. A. * Sponsor Name:
B. * File Nimber (if any):
C. * City            State:            Zip Code:
Zip Ext.:
* Foreign Country:                      Foreign Postal
Code:

113. A. * Trustee Name:
B. * City            State:            Zip Code:
Zip Ext.:
* Foreign Country:                      Foreign Postal
Code:

114. A. * Principal Underwriter Name:
B. * File Number:
C. * City:            State:           Zip Code
Zip Ext.:
* Foreign Country:                      Foreign Postal
Code:

115. A. *  Independent Public Accounts Name:
B. *  City:            State:          Zip Code:
Zip Ext.:
* Foreign Country:                      Foreign Postal
Code:

116. Family of investment companies information:
A. * Is the Registrant part of a family of investment companies? (Y/N)
B. * Identify the family in 10 letters:

117. A. * Is Registrant a separate account of an insurance company? ( Y/N)
If answer is "Yes", are any of the following types of contracts funded by the
Registrant?:
B. * Variable annuity contracts? (Y/N)
C. * Scheduled premium variable life contracts? (Y/N)
D. * Flexible premium variable life contracts? Y/N)
E. * Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. * State the number of series existing at the end of the period that had securities registered under the Securities Act of 1993._________________

119. * State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.______________

For period ending   12-31-98
File number 811-3240

120. * State the total value of the portfolio securities on the date of deposit for the new series included in item 119._______________________

121. * State the number of series for which a current prospectus was in existence at the end of the period._________________________

122. * State the number of existing series for which additional units were registered under the Securities
Act of 1933 during the current period._______

123. * State the total value of the additional units considered in answering item
122($000'somitted)____________________________________
______$_____ ___

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
______________________________$_______

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
__________________________$___________



126. * Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
(include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)______$_____________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Number of  Total Assets   Total Income
Series         ($000's    Distributions
Investing    omitted)    ($000's omitted)

A.  U.S. Treasury direct issue________  _______
$________
$___________

B.  U.S. Government agency_________     _______
$________
$___________

C.  State and municipal tax-free_______  _______
$________
$___________


For period ending   12-31-98
File number 811-3240

D.  Public utility debt_______________  _______
$________
$___________

E.  Brokers or dealers debt or debt of
Brokers or dealers? parent________ _______   $________
$___________

F.  All other corporate intermed. & long-
term debt______________________    _______   $________
$___________

G.  All other corporate short-term debt_     _______
$________ $___________

H.  Equity securites of brokers or dealers
or parents of brokers or dealers____    _______
$________
$___________

I.  Investment company equity securities__
_______$_______$___________

J.  All other equity securities___________        1
$14,591,960
$___________

K.  Other securities__________________  _______
$________
$___________

L.  Total assets of all series of Registrant_
1
$14,591,960$___________

128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)_____________

[If answer is "N" (No), go to item 131.]

129. * Is the issuer of any instrument covered in item
128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________

[If answer is ?N? (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)$128,260

For period ending   12-31-98
File number 811-3240

132. * List the ?811? (Investment Company Act of 1940)

registration number for all Series of Registrant that

are being included in this filing:

811-_____ 811-_____ 811-_____ 811-_____ 811-_____

811-_____ 811-_____ 811-_____ 811-

_____ 811-_____ 811-_____ 811-_____

811-_____ 811-_____ 811-_____ 811-

_____ 811-_____ 811-_____ 811-_____

811-_____ 811-_____ 811-_____ 811-

_____ 811-_____ 811-_____ 811-_____

811-_____ 811-_____ 811-_____ 811-

_____ 811-_____ 811-_____ 811-_____

811-_____ 811-_____ 811-_____ 811-

_____ 811-_____ 811-_____ 811-_____

811-_____ 811-_____ 811-_____ 811-

_____ 811-_____